Finance Lease Liabilities (Details) - USD ($)	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Finance Lease Liabilities [Abstract]
Finance lease, interest expense	$ 4,175	$ 1,929	$ 1,406